Distributions Made	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Distributions Made	Distributions MadeDuring the year ended 30 June 2021, the Company did not declare and pay any cash dividends (2020: nil; 2019: nil).